Financial Instruments - Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred		£ 23	£ 7
Gains/(losses) arising during the period	£ 10	(6)	16
Transfer (from)/to net profit from cash flow hedge reserve	(9)	22	35
Hedge reserve balance at the end of the period: gains/(Losses) deferred	24		23
Interest rate hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred		4	0
Gains/(losses) arising during the period	(3)	4
Transfer (from)/to net profit from cash flow hedge reserve	0	0
Hedge reserve balance at the end of the period: gains/(Losses) deferred	1		4
Cost of hedging reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred		(8)	(7)
Gains/(losses) arising during the period	2	(1)
Transfer (from)/to net profit from cash flow hedge reserve	0	0
Hedge reserve balance at the end of the period: gains/(Losses) deferred	(6)		(8)
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred		27	14
Gains/(losses) arising during the period	11	(9)
Transfer (from)/to net profit from cash flow hedge reserve	(9)	£ 22
Hedge reserve balance at the end of the period: gains/(Losses) deferred	£ 29		£ 27